Trade and other receivables - Ageing of Trade Receivables and Other Financial Assets (Details) - Trade receivables - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [Line items]
Financial assets	£ 6,487	£ 7,055
Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	6,522	7,099
Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	(35)	(44)	£ (72)
0-30 days
Disclosure of financial assets [Line items]
Financial assets	572	612
0-30 days | Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	572	613
0-30 days | Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	0	(1)
31-90 days
Disclosure of financial assets [Line items]
Financial assets	155	182
31-90 days | Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	155	183
31-90 days | Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	0	(1)
91-180 days
Disclosure of financial assets [Line items]
Financial assets	56	50
91-180 days | Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	58	53
91-180 days | Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	(2)	(3)
181 days- 1 year
Disclosure of financial assets [Line items]
Financial assets	14	20
181 days- 1 year | Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	23	30
181 days- 1 year | Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	(9)	(10)
Greater than 1 year
Disclosure of financial assets [Line items]
Financial assets	19	19
Greater than 1 year | Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	42	47
Greater than 1 year | Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	(23)	(28)
Not past due
Disclosure of financial assets [Line items]
Financial assets	5,671	6,172
Not past due | Gross trade receivables
Disclosure of financial assets [Line items]
Financial assets	5,672	6,173
Not past due | Expected credit losses
Disclosure of financial assets [Line items]
Financial assets	£ (1)	£ (1)